Premises, Equipment and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises, Equipment and Leasehold Improvements
	December 31	December 31
In millions	2016	2015
Premises, equipment and leasehold improvements	$10,410	$10,257
Accumulated depreciation and amortization	(4,888)	(4,349)
Net book value	$5,522	$5,908

Depreciation And Amortization Expense
Year ended December 31
In millions	2016	2015	2014
Depreciation	$683	$643	$618
Amortization	46	40	30
Total depreciation and amortization	729	683	648

Lease Rental Expense
Year ended December 31
In millions	2016	2015	2014
Lease rental expense	$442	$460	$414

Minimum Annual Lease Rentals
Table 66: Minimum Annual Lease Rentals

In millions
2017	$381
2018	$356
2019	$301
2020	$251
2021	$208
2022 and thereafter	$1,035